BORROWINGS - Contractual obligations of long-term debt outstanding (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Pre-swap annual contractual obligations of long-term debt outstanding
2023	$ 20	$ 27	$ 103
2024	28	28	94
2025	529	529	572
2026	29	29	57
2027	710	710	726
Thereafter	1,700	1,700	1,700
Total	$ 3,016	$ 3,023	$ 3,251